UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso, Chief Legal and Executive Officer

Dreman/Claymore Dividend & Income Fund

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments / July 31, 2005 (unaudited)

Number of Shares		Value
	Long-Term Investments - 142.5%
	Common Stocks - 111.4%
	Consumer Staples - 35.8%
2,451,700	Altria Group, Inc. (a)	$164,165,832
1,452,300	Loews Corp. - Carolina Group (a)	56,538,039
123,700	Regal Entertainment Group - Class A	2,388,647
567,600	Reynolds American, Inc.	47,286,756
166,800	Universal Corp.	7,956,360
1,363,000	UST, Inc. (a)	62,725,260
364,775	Vector Group Ltd.	7,080,283

		348,141,177

	Energy - 14.5%
203,600	BP Prudhoe Bay Royalty Trust	15,127,480
530,600	ChevronTexaco Corp.	30,780,106
686,200	ConocoPhillips	42,949,258
336,000	Devon Energy Corp.	18,846,240
50,900	Enerplus Resources Fund (Canada)	2,031,419
175,000	Fairborne Energy Trust (Canada)	1,853,250
175,000	Harvest Energy Trust (Canada)	4,228,000
175,000	Ketch Resources Trust (Canada)	1,713,250
131,500	Pengrowth Energy Trust - Class A (Canada)	3,077,100
375,000	Penn West Energy Trust (Canada)	9,483,750
150,800	San Juan Basin Royalty Trust	6,855,368
240,400	Williams Coal Seam Gas Royalty Trust	4,127,668

		141,072,889

	Financials - 33.2%
185,000	American Home Mortgage Investment Corp.	7,105,850
180,900	American International Group, Inc.	10,890,180
540,000	Bank of America Corp.	23,544,000
350,000	ECC Capital Corp.	2,233,000
759,100	Fannie Mae (a)	42,403,326
1,087,200	Freddie Mac (a)	68,798,016
724,800	KeyCorp	24,817,152
87,546	Ladenburg Thalmann Financial Services, Inc. (b)	54,278
794,100	Luminent Mortgage Capital, Inc.	8,441,283
681,700	MFA Mortgage Investments, Inc.	4,744,632
150,000	New Century Financial Corp.	7,857,000
151,700	Newcastle Investment Corp.	4,687,530
525,600	Novastar Financial, Inc.	21,302,568
233,600	PNC Financial Services Group	12,805,952
415,000	Regions Financial Corp.	13,960,600
448,600	U.S. Bancorp	13,484,916
65,000	Wachovia Corp. (a)	3,274,700
1,232,800	Washington Mutual, Inc. (a)	52,369,344

		322,774,327

	Healthcare - 7.9%
1,465,000	Bristol-Myers Squibb Co.	36,595,700
80,700	Medco Health Solutions, Inc. (b)	3,909,108
920,100	Merck & Co., Inc.	28,578,306
300,000	Pfizer, Inc.	7,950,000

		77,033,114

	Telecommunications - 3.0%
107,000	Alaska Communications Systems Group, Inc.	1,056,090
1,140,000	SBC Communications, Inc.	27,873,000

		28,929,090

	Utilities - 17.0%
715,600	Ameren Corp.	39,801,672
659,700	Consolidated Edison, Inc.	31,771,152
191,100	DTE Energy Co.	8,981,700
361,900	Empire District Electric Co.	8,750,742
327,200	Great Plains Energy, Inc.	10,620,912
114,300	KeySpan Corp.	4,650,867
108,300	Nicor, Inc.	4,420,806
406,700	OGE Energy Corp.	12,355,546
374,700	Peoples Energy Corp.	16,168,305
433,800	Progress Energy, Inc.	19,351,818
132,800	Public Service Enterprise Group, Inc.	8,539,040
190,200	Star Gas Partners, LP	523,050

		165,935,610

	Total Common Stocks
	(Cost $966,424,633)	1,083,886,207

	Preferred Stocks - 23.8%
	Consumer Discretionary - 0.3%
125,000	Westcoast Hospitality Co., 9.500%	3,331,250

	Consumer Staples - 0.4%
40,000	Dairy Farmers of America, 7.875% (c)	4,025,000

	Energy - 1.1%
385,500	Southern Union Co., 7.550%	10,504,875

	Financials - 21.8%
7,000,000	Abbey National Capital Trust I, 8.963% (d)	9,899,008
58,000	Abbey National PLC, Series B, 7.375% (United Kingdom)	1,537,580
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	5,060,000
200,000	Affordable Residential, Series A, 8.250%	5,070,000
18,000	Apartment Investment & Management Co., 10.100%	470,160
80,000	Banco Santander, Series 1, 6.410% (Spain)	2,100,000
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (c)(d)	11,833,820
9,000,000	CA Preferred Funding Trust, 7.000%	9,376,335
189,300	Chevy Chase Bank, 8.000%	5,499,165
1,000	Doral Financial Corp., Series B, 8.350%	26,500
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	220,830
200,000	Fannie Mae, Series E, 5.100%	8,562,500
80,000	Fannie Mae, Series O, 7.000% (d)	4,455,000
12,840,000	HSBC Capital Funding LP, 9.547% (c)(d)	15,373,358
7,042,000	HSBC Capital Funding LP, 10.176% (c)(d)	11,005,054
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,640,355
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	2,070,134
80,000	LTC Properties, Inc., Series F, 8.000%	2,092,504
21,000	Novastar Financial, Inc., Series C, 8.900%	541,800
13,354,000	Old Mutual Cap Funding, 8.000%	14,023,730
400,000	OMEGA Healthcare, Series D, 8.375%	10,480,000
31,000,000	Prudential PLC, 6.500% (United Kingdom)	31,083,700
6,400,000	RBS Capital Trust B, 6.800%	6,591,904
5,750,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (d)	7,194,745
12,000,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (United Kingdom)	14,058,972
400,000	Scottish Re Group Ltd., 7.250% (d)	9,968,000
16,775,000	UBS Preferred Funding Trust I, 8.622% (d)	19,589,275

		211,824,429

	Utilities - 0.2%
80,000	Alabama Power Co., 5.300%	1,984,000

	Total Preferred Stocks
	(Cost $229,391,440)	231,669,554

	Convertible Preferred Stocks - 4.9%
505	Fannie Mae, 5.375%
	(Cost $49,831,000)	48,148,786

	Investment Companies - 2.2%
116,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	3,219,000
296,200	Evergreen Income Advantage Fund	4,457,810
232,600	Hyperion Total Return Fund	2,105,030
240,000	Nuveen Preferred and Convertible Income Fund II	3,235,200
211,200	Nuveen Quality Preferred Income Fund II	3,083,520
295,200	Pioneer High Income Trust	4,965,264
6,400	Salomon Brothers Worldwide Income Fund, Inc.	99,712

	Total Investment Companies
	(Cost $21,925,956)	21,165,536

Principal Amount
	Corporate Bonds - 0.2%
	Financials - 0.2%
$2,000,000	Preferred Term Securities XI Ltd., Zero Coupon, 9/24/33, NR (c)
	(Cost 1,940,029)	1,902,500

	Total Long-Term Investments - 142.5%
	(Cost $1,269,513,058)	1,386,772,583

Number of Shares
	Short-Term Investments - 0.9%
	Money Market Fund - 0.9%
8,672,706	JP Morgan Prime Money Market Fund
	(Cost $8,672,706)	8,672,706

	Total Investments - 143.4%
	(Cost $1,278,185,764)	1,395,445,289
	Other Assets in Excess of Liabilities - 0.3%	2,972,382
	Preferred Shares, at Liquidation Value - ( -43.7% of Net Assets Applicable to Common Shares or -30.5% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$973,417,671

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of these securities have been physically segregated in connection with open futures contracts.
(b)	Non-income producing security.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to 4.5% of net assets.

(d)	Floating or variable rate security.

Ratings shown are per Standard & Poor’s. Securities classified NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

At July 31, 2005, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2005	Unrealized Appreciation
US Treasury Bonds (CBT)	2,889	Sept-05	$343,395,005	$333,137,813	$10,257,192

Country Allocation*
United States	93.4%
United Kingdom	4.9%
Canada	1.6%
Spain	0.1%
Puerto Rico	0.0%**

*	Subject to change daily.
**	Amount is less than 0.1%.

See previously submitted notes to financial statements for the semi-annual period ended April 30, 2005.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date: September 23, 2005

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date: September 23, 2005